Schedule of Investments (unaudited)
June 30, 2025
iShares® Asia 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 41.6%
Agricultural Bank of China Ltd., Class H	6,894,000	$4,926,572
Alibaba Group Holding Ltd.	3,466,200	49,067,318
ANTA Sports Products Ltd.	277,600	3,358,897
Bank of China Ltd., Class H	18,676,000	10,872,451
Bank of Communications Co. Ltd., Class H	4,786,000	4,459,832
BYD Co. Ltd., Class H	824,000	12,829,697
China Construction Bank Corp., Class H	22,230,960	22,496,538
China Merchants Bank Co. Ltd., Class H	748,500	5,250,699
Industrial & Commercial Bank of China Ltd., Class H	16,525,115	13,121,863
JD.com Inc., Class A	632,450	10,329,362
Kuaishou Technology(a)(b)	640,000	5,195,256
Li Auto Inc., Class A(b)	292,600	3,993,695
Meituan, Class B(a)(b)	1,241,680	19,973,710
NetEase Inc.	387,400	10,440,182
PetroChina Co. Ltd., Class H	4,724,000	4,071,033
Ping An Insurance Group Co. of China Ltd., Class H	1,474,000	9,409,010
Tencent Holdings Ltd.	1,337,900	86,208,399
Trip.com Group Ltd.	119,550	7,001,384
Xiaomi Corp., Class B(a)(b)	3,820,030	29,405,582
		312,411,480
Hong Kong — 6.2%
AIA Group Ltd.	2,400,400	21,743,878
CK Hutchison Holdings Ltd.	613,148	3,775,569
Hong Kong Exchanges & Clearing Ltd.	253,000	13,607,993
Sun Hung Kai Properties Ltd.	346,000	3,986,973
Techtronic Industries Co. Ltd.	297,500	3,282,606
		46,397,019
Singapore — 5.5%
DBS Group Holdings Ltd.	451,160	15,926,873
Oversea-Chinese Banking Corp. Ltd.	841,774	10,794,334
Singapore Telecommunications Ltd.	1,666,400	5,023,840
United Overseas Bank Ltd.	340,000	9,623,258
		41,368,305
South Korea — 12.6%
Celltrion Inc.	34,960	4,125,278
Hanwha Aerospace Co. Ltd.	7,231	4,537,647
Hyundai Motor Co.	30,995	4,654,128
KB Financial Group Inc.	82,964	6,817,673
Kia Corp.	56,189	4,020,568
NAVER Corp.	33,156	6,438,393
Samsung Biologics Co. Ltd.(a)(b)	4,950	3,632,397
Samsung Electronics Co. Ltd.	671,249	29,683,707
Shinhan Financial Group Co. Ltd.	111,202	5,041,545
SK Hynix Inc.(c)	119,569	25,764,913
		94,716,249
Taiwan — 32.5%
ASE Technology Holding Co. Ltd.	781,000	3,918,103
Cathay Financial Holding Co. Ltd.	2,168,235	4,667,218
Security	Shares	Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	849,551	$3,929,631
CTBC Financial Holding Co. Ltd.	4,404,359	6,591,699
Delta Electronics Inc.	432,000	6,113,209
Fubon Financial Holding Co. Ltd.	1,988,419	5,954,621
Hon Hai Precision Industry Co. Ltd.	2,744,052	15,139,858
MediaTek Inc.	355,112	15,216,073
Quanta Computer Inc.	624,000	5,869,575
Taiwan Semiconductor Manufacturing Co. Ltd.	4,700,343	171,888,473
United Microelectronics Corp.	2,950,000	4,449,472
		243,737,932
Total Common Stocks — 98.4% (Cost: $524,661,984)		738,630,985
Preferred Stocks
South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	9,559	1,091,583
Series 2, Preference Shares, NVS	12,678	1,488,824
Samsung Electronics Co. Ltd., Preference Shares, NVS	113,966	4,180,832
		6,761,239
Total Preferred Stocks — 0.9% (Cost: $5,805,213)		6,761,239
Total Long-Term Investments — 99.3% (Cost: $530,467,197)		745,392,224
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	4,541,783	4,543,599
Total Short-Term Securities — 0.6% (Cost: $4,543,599)		4,543,599
Total Investments — 99.9% (Cost: $535,010,796)		749,935,823
Other Assets Less Liabilities — 0.1%		380,714
Net Assets — 100.0%		$750,316,537

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Asia 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,543,629 (a)	$—	$(30)	$—	$4,543,599	4,541,783	$1,510 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	360,000	—	(360,000)(a)	—	—	—	—	4,283	—
				$(30)	$—	$4,543,599		$5,793	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	29	07/30/25	$2,119	$18,598
MSCI China Index	70	09/19/25	2,118	2,928
MSCI Emerging Markets Index	10	09/19/25	617	7,820
				$29,346
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Asia 50 ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$738,630,985	$—	$738,630,985
Preferred Stocks	—	6,761,239	—	6,761,239
Short-Term Securities
Money Market Funds	4,543,599	—	—	4,543,599
	$4,543,599	$745,392,224	$—	$749,935,823
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,820	$21,526	$—	$29,346

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares